Affiliate Investment	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Affiliate Investment
Affiliate Investment

Net transfers (to)/from affiliate are included within the affiliate investment on the consolidated statements of changes in equity. The components of the net transfers (to)/from affiliate are summarized below:

	Years Ended December 31,
	2013	2012	2011
Capital contributions:
Loan origination activities	$124,722	$119,094	$132,900
Loan sales to affiliates	35	13,502	57,440
Corporate overhead activities	62,031	69,830	87,914
Due to acquisitions	—	—	7,100
Other	2,004	5,429	2,240
Total capital contributions	188,792	207,855	287,594
Dividend to affiliate	(120,000)	(420,000)	(100,000)
Corporate push-down	3,093	1,241	18,209
Net change in income tax accounts	(134,219)	(78,842)	(53,429)
Net change in receivable/payable with affiliate	(101,044)	(94,264)	(43,540)
Total net transfers (to)/from affiliate	$(163,378)	$(384,010)	$108,834

Capital Contributions

During the years ended December 31, 2013, 2012 and 2011, Old SLM contributed capital to Sallie Mae by funding loan origination activities, purchases of loans in excess of the loans’ fair values, providing corporate overhead functions and other activities.

Capital contributed for loan origination activities reflects the fact that the loan origination function was conducted by a subsidiary of Old SLM. Sallie Mae did not pay for the costs incurred by Old Sallie Mae in connection with these functions. The costs eligible to be capitalized are recorded on the respective balance sheets and the costs not eligible for capitalization have been recognized as expenses in the respective statements of income.

Historically, loans were sold to an affiliate for two reasons: (i) to fund the loans to term through the issuance of an asset-backed securitization and (ii) to enable the affiliates to manage loans that were granted forbearance or were 90 days or more past due. Amounts paid to Sallie Mae by Old SLM that exceeded the loans’ fair value is reflected as a capital contribution.

Certain general corporate overhead expenses of Sallie Mae were incurred and paid for by Old SLM.

Corporate Push-Down

The consolidated balance sheets include certain assets and liabilities that have historically been held at Old SLM but which are specifically identifiable or otherwise allocable to Sallie Mae. The cash and cash equivalents held by Old SLM at the corporate level were not allocated to Sallie Mae for any of the periods presented.

Receivable/Payable with Affiliate

All significant intercompany payable/receivable balances between Sallie Mae and Old SLM are considered to be effectively settled for cash in the combined financial statements at the time the transaction is recorded.